Equity (Details) - Schedule of share capital - shares	Dec. 31, 2021	Dec. 31, 2020
Schedule of share capital [Abstract]
Ordinary shares, Authorized	25,714,285	12,857,143
Ordinary shares, Issued and outstanding	3,091,740	1,036,774